UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEXTM Funds, Inc.
(Exact name of registrant as specified in charter)

970 Rittenhouse Road, Eagleville, PA 19403
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road, Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 610.666.8426

Date of fiscal year end: 05/31/2009

Date of reporting period: 08/31/2008

Item 1. Schedule of Investments (Unaudited)

The Corporation’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
ISRAEL - 51.75%

COMMON STOCK - 51.75%

Banking & Insurance - 14.44%
Bank Hapoalim BM	207,228	$812,239
Bank Leumi Le-Israel BM	215,616	893,237
Clal Insurance Enterprise Holdings Ltd.	8,756	151,690
Harel Insurance Investments & Finances Ltd.	3,000	131,061
Israel Discount Bank Ltd. *	147,810	243,780
Migdal Insurance & Financial Holdings Ltd.	172,216	212,351
Mizrahi Tefahot Bank Ltd.	38,915	248,606
		2,692,964

Chemicals - 17.46%
Israel Chemicals Ltd.	166,335	2,784,160
Makhteshim-Agan Industries Ltd.	69,487	471,052
		3,255,212

Diversified Holdings - 13.03%
Africa Israel Investments Ltd.	7,651	291,347
Clal Industries and Investments Ltd.	6,977	27,327
Delek Group Ltd.	1,564	189,490
Discount Investment Corp.	11,860	266,309
Gazit Globe Ltd.	15,000	121,060
IDB Development Corp. Ltd.	8,629	188,728
IDB Holding Corp. Ltd.	3,248	62,068
Israel Corp. Ltd. *	1,188	1,206,361
Kardan NV	6,600	76,042
		2,428,732

Food - 2.22%
Osem Investment Ltd.	19,084	242,237
Strauss Group Ltd. *	14,000	172,627
		414,864

Oil & Gas - 0.88%
Oil Refineries Ltd.	260,000	163,923

Telecommunications - 3.72%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	693,813

TOTAL COMMON STOCK (Cost $5,447,363)		9,649,508

TOTAL ISRAEL (Cost $5,447,363)		$9,649,508

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
UNITED STATES - 48.38%

COMMON STOCK - 35.58%

Computer Hardware/Software - 5.77%
Check Point Software Technologies Ltd. *	33,695	$825,191
Electronics for Imaging, Inc. *	8,428	139,821
Verint Systems, Inc. *	5,000	110,950
		1,075,962

Defense Equipment - 1.54%
Elbit Systems Ltd.	5,198	287,189

Electronics - 0.31%
Orbotech Ltd. *	5,382	58,126

Medical Products - 0.61%
Given Imaging Ltd. *	4,010	63,077
Syneron Medical Ltd. *	3,000	49,530
		112,607

Pharmaceuticals - 11.63%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,168,929

Semiconductors - 0.45%
DSP Group, Inc. *	4,705	36,464
Zoran Corp. *	5,300	47,170
		83,634

Telecommunications - 13.66%
Alvarion Ltd. *	7,000	45,360
Amdocs Ltd. *	30,803	929,943
Cellcom Israel Ltd.	11,500	361,675
Comverse Technology, Inc. *	25,377	350,456
Nice Systems Ltd. - ADR *	5,000	153,150
Partner Communications Co. Ltd. - ADR	33,100	705,361
		2,545,945

Utilities - 1.61%
Ormat Technologies, Inc.	6,000	300,840

TOTAL COMMON STOCK (Cost $8,213,626)		$6,633,232

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
UNITED STATES - 48.38% (continued)

SHORT-TERM INVESTMENTS - 12.80%
Fidelity Institutional Money Market Fund, 2.61% ** (Cost $2,387,596)	2,387,596	$2,387,596

TOTAL UNITED STATES (Cost $10,601,222)		9,020,828

TOTAL INVESTMENTS (Cost $16,048,585) - 100.13%		$18,670,336
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.13%)		(24,706)
NET ASSETS - 100%		$18,645,630

*         Non-income producing security.
**       Rate shown represents the rate at August 31, 2008 is subject to change and resets daily.
ADR  American Depository Receipt.

The AMIDEX35TM Israel Mutual Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are only deteremined at the end of each fiscal year. As of August 31, 2008, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes	$17,199,202
Unrealized Appreciation / (Depreciation):
Gross Appreciation	7,181,772
Gross Depreciation	(5,710,638)
Net Unrealized Appreciation	$1,471,134

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 60.93%

Biotechnology - 27.78%
Amgen, Inc. *	325	$20,426
Biogen Idec, Inc. *	475	24,192
Celgene Corp. *	600	41,580
Cell Therapeutics, Inc. *	25	6
Enzon Pharmaceuticals, Inc. *	100	905
Genentech, Inc. *	500	49,375
Genzyme Corp. *	346	27,092
Gilead Sciences, Inc. *	900	47,412
Human Genome Sciences, Inc. *	600	4,446
ImClone Systems, Inc. *	300	19,320
Immunomedics, Inc. *	100	216
Myriad Genetics, Inc. *	100	6,820
PDL BioPharma, Inc.	500	6,035
Vertex Pharmaceuticals, Inc. *	200	5,372
		253,197

Healthcare Products - 9.92%
Beckman Coulter, Inc.	200	14,764
Hologic, Inc. *	416	8,828
Johnson & Johnson	500	35,215
Varian Medical Systems, Inc. *	500	31,580
		90,387
The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

Pharmaceuticals - 23.23%
Abbott Laboratories	400	22,972
AstraZeneca Plc. - ADR	600	29,220
Bristol-Myers Squibb Co.	800	17,072
Elan Corp. Plc. - ADR *	100	1,339
Eli Lilly & Co.	400	18,660
GlaxoSmithKline Plc. - ADR	500	23,485
Medarex, Inc. *	200	1,476
Merck & Co., Inc.	400	14,268
Novartis AG - ADR	450	25,038
Pfizer, Inc.	1,050	20,065
QLT, Inc. *	300	1,176
Schering-Plough Corp.	600	11,640
Valeant Pharmaceuticals International *	200	3,662
Wyeth	500	21,640
		211,713

TOTAL COMMON STOCK (Cost $501,813)		555,297

SHORT-TERM INVESTMENTS - 31.34%
Fidelity Institutional Money Market Fund, 2.61% ** (Cost $285,630)	285,630	$285,630

TOTAL INVESTMENTS (Cost $787,443) - 92.27%		$840,927
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.73%		70,412
NET ASSETS - 100%		$911,339

*          Non-income producing security.
**        Rate shown represents the rate at August 31, 2008, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

The AMIDEXTM Cancer Innovations & Healthcare Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are only determined at the end of each fiscal year. As of August 31, 2008, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes	$787,443
Unrealized Appreciation / (Depreciation):
Gross Appreciation	162,259
Gross Depreciation	(108,775)
Net Unrealized Appreciation	$53,484

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2008 (Unaudited)

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds’ valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Funds’ net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. At August 31, 2008, no securities were valued as determined by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Funds adopted SFAS No. 157 on June 1, 2008. The Funds do not believe adoption of SFAS No. 157 has made a material impact on the Funds’ financial statements. In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 - Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used, as of August 31, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in:	Value	Level 1 - Quoted prices in active markets for identical asets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Amidex35TM Israel Mutual Fund	Securities	$ 18,670,336	$ 18,670,336	-	-
	Other Instruments	-	-	-	-
	Total	$ 18,670,336	$ 18,670,336	-	-

AmidexTM Cancer Innovations & Healthcare Fund	Securities	$ 840,927	$ 840,927	-	-
	Other Investments	-	-	-	-
	Total	$ 840,927	$ 840,927	-	-

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEXTM Funds, Inc.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 29, 2008

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	October 29, 2008